Financial Instruments - Financial derivatives (Details)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 CZK (Kč)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 CZK (Kč)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 TRY (₺)
Financial instruments
Derivative assets	€ 7,245,000										€ 24,687,000
Derivative liabilities	(5,863,000)										(10,144,000)
Energy PPA
Financial instruments
Derivative assets	1,486,000										1,529,000
US dollar | Cross currency interest rate swap
Financial instruments
Notional amount | $												$ 205,000
Derivative liabilities											(7,712,000)
US dollar | Foreign exchange rate forward
Financial instruments
Notional amount | $		$ 39,385										2,000
Derivative liabilities	(764,000)										(2,000)
US dollar | Cross currency interest rate swap I
Financial instruments
Notional amount | $												500,000
Derivative assets											20,538,000
US dollar | Cross currency interest rate swap II
Financial instruments
Notional amount | $												205,000
Derivative assets											(140,000)
US dollar | Foreign exchange rate forward
Financial instruments
Notional amount | $												$ 7,700
Derivative assets											92,000
Swiss Franc | Foreign exchange rate forward
Financial instruments
Notional amount | SFr			SFr 12,000										SFr 10,000
Derivative liabilities	(455,000)
Swiss Franc | Foreign exchange rate forward
Financial instruments
Notional amount | SFr			SFr 12,000										SFr 10,000
Derivative assets											378,000
Canadian dollar | Foreign exchange rate forward
Financial instruments
Notional amount | $				$ 228,917										$ 42,560
Derivative liabilities	(1,172,000)										(2,081,000)
Canadian dollar | Foreign exchange rate forward
Financial instruments
Notional amount | $				$ 240,202										$ 32,667
Derivative assets	3,654,000										450,000
Pound Sterling | Foreign exchange rate forward
Financial instruments
Notional amount | £					£ 4,500										£ 8,500
Derivative liabilities	(353,000)										(122,000)
Pound Sterling | Foreign exchange rate forward
Financial instruments
Notional amount | £					£ 4,500
Derivative assets	786,000
Japanese Yen | Foreign exchange rate forward
Financial instruments
Notional amount | ¥						¥ 1,200,000										¥ 700,000
Derivative liabilities	(309,000)										(214,000)
Japanese Yen | Foreign exchange rate forward
Financial instruments
Notional amount | ¥						¥ 1,200,000										¥ 700,000
Derivative assets	438,000
Australian dollar | Foreign exchange rate forward
Financial instruments
Notional amount | $							$ 9,000
Derivative liabilities	(7,000)
Australian dollar | Foreign exchange rate forward
Financial instruments
Notional amount | $							$ 9,000
Derivative assets	278,000
Brazilian real | Foreign exchange rate forward
Financial instruments
Notional amount | R$								R$ 70,000
Derivative assets	288,000
Czech crown | Foreign exchange rate forward
Financial instruments
Notional amount | Kč									Kč 160,000								Kč 160,000
Derivative liabilities	(124,000)										(13,000)
Czech crown | Foreign exchange rate forward
Financial instruments
Notional amount | Kč									Kč 160,000								Kč 160,000
Derivative assets											191,000
Mexican Peso | Foreign exchange rate forward
Financial instruments
Notional amount | $										$ 50,000								$ 90,000
Derivative liabilities	(64,000)
Mexican Peso | Foreign exchange rate forward
Financial instruments
Notional amount | $										$ 50,000								$ 90,000
Derivative assets											193,000
Turkish lira | Foreign exchange rate forward
Financial instruments
Notional amount | ₺																			₺ 87,835
Derivative assets											44,000
Euro | Foreign exchange rate forward
Financial instruments
Notional amount	240,246										40,000
Derivative liabilities	(2,615,000)
Euro | Foreign exchange rate forward
Financial instruments
Notional amount	240,246										40,000
Derivative assets	€ 315,000										€ 1,412,000